Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income	$ 1,223,156	$ 950,865	$ 1,421,303
Adjustments to reconcile net income to net cash provided by/ (used in) operating activities:
Depreciation of equipment	97,773	42,410	4,149
Amortization of right-of-use assets	165,456	153,645	100,808
Allowance for credit loss	370,175	86,754	94,076
Loss/(Gain) on disposal of property plant, equipment	1,507		(20,244)
Deferred tax expenses	(33,532)	(13,963)
Changes in operating assets and liabilities:
Accounts receivable, net	349,801	630,806	(1,925,473)
Amount due from related parties	298,842	188,339	667,175
Prepayment and other current assets	(727,005)	(215,492)	(331,590)
Accounts payable	(2,036,451)	(757,058)	768,091
Operating lease liabilities	(167,858)	(151,951)	(109,946)
Advance from customers	359,696	161,364	(775,264)
Amounts due to a related party	475,195	7,520	(48,456)
Income tax payables	129,765	109,454
Accrued expenses and other current liabilities	(10,002)	(21,994)	79,628
Net cash provided by/(used in) operating activities	496,518	1,170,699	(75,743)
Cash flows from investing activities:
Purchase of equipment	(1,600,288)	(45,211)	(120,005)
Payments for held-to-maturity investments	(2,528,278)
Proceeds from disposal of equipment			20,243
Net cash used in investing activities	(4,128,566)	(45,211)	(99,762)
Cash flows from financing activities:
Proceeds from issuance of share capital	6,028,243
Payments of Deferred offering costs		(619,238)
Payments of offering cost	(514,825)
Net cash provided by/ (used in) financing activity	5,513,418	(619,238)
Net increase/(decrease) in cash and cash equivalents	1,881,370	506,250	(175,505)
Cash and cash equivalents and restricted cash, beginning of year	1,285,202	778,952	954,457
Cash and cash equivalents and restricted cash, end of year	$ 3,166,572	$ 1,285,202	$ 778,952